Short-term investments	12 Months Ended
Jun. 30, 2026
Short-term Investments
Short-term investments

4.	Short-term investments:

As at June 30, 2026, the Company held several Guaranteed Investment Certificates (“GICs”) classified as short-term investments, with an aggregate carrying value of $716 (June 30, 2025 - $1,106). These GICs have one-year terms and bear interest ranging from 2.00% to 2.45%.